As filed with the Securities and Exchange Commission on July 5, 2024

Securities Act File No. 333-92106

Investment Company Act of 1940 File No. 811-21145

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 189	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 192	☒

SPDR® INDEX SHARES FUNDS

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-1465

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on August 5, 2024 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on _________________ pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on _________________ pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 189 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until August 5, 2024, the effectiveness of Post-Effective Amendment No. 154 to the Registrant’s Registration Statement on Form N-1A, relating to the registration of to SPDR MSCI EAFE Climate Paris Aligned ETF and SPDR MSCI Emerging Markets Climate Paris Aligned ETF, which was filed pursuant to Rule 485(a) under the Securities Act on May  19, 2022 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of theAmendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Post-Effective Amendment No. 173, which was filed on June 2, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SPDR® Index Shares Funds, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 5th day of July, 2024.

SPDR INDEX SHARES FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Dwight D. Churchill*	Trustee	July 5, 2024
Dwight D. Churchill

/s/ Clare S. Richer*	Trustee	July 5, 2024
Clare S. Richer

/s/ Sandra G. Sponem*	Trustee	July 5, 2024
Sandra G. Sponem

/s/ Carolyn Clancy*	Trustee	July 5, 2024
Carolyn Clancy

/s/ Carl G. Verboncoeur*	Trustee	July 5, 2024
Carl G. Verboncoeur

/s/ Kristi Rowsell*	Trustee	July 5, 2024
Kristi Rowsell

/s/ Gunjan Chauhan*	Trustee	July 5, 2024
Gunjan Chauhan

/s/ James E. Ross*	Trustee	July 5, 2024
James E. Ross

/s/ Ann M. Carpenter Ann M. Carpenter	President and Principal Executive Officer	July 5, 2024

/s/ Bruce S. Rosenberg Bruce S. Rosenberg	Treasurer and Principal Financial Officer	July 5, 2024

*By:	/s/ E. Gerard Maiorana, Jr.
E. Gerard Maiorana, Jr.
As Attorney-in-Fact Pursuant to Power of Attorney